Investment Objectives and Goals - BNY Mellon Opportunistic Municipal Securities Fund	Apr. 30, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.